Note K - Fair Value (Detail) - Changes in Assets Measured on a Recurring Basis (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Balance			$ 31,777,000
Balance			149,000	150,000	150,000
Increase in allowance for loan losses	50,000	955,000	815,000	955,000	1,028,000	8,300,000
Purchase and additions of assets
Transfers out of Level 3			72,000
Balance	27,140,000		27,140,000		31,777,000
Balance	214,000		214,000		149,000	150,000
Transfer of Allowance on Real Estate Loans to Real Estate Held for Sale [Member] | Investments In Real Estate Loans [Member] | Beginning of Period [Member] | Fair Value, Inputs, Level 3 [Member]
Purchase and additions of assets
Transfers out of Level 3				2,736,000
Transfer of Allowance on Real Estate Loans Converted to Unsecured Notes Receivable [Member] | Investments In Real Estate Loans [Member] | Beginning of Period [Member] | Fair Value, Inputs, Level 3 [Member]

Purchase and additions of assets
Transfers out of Level 3				3,940,000
Conversion Of Real Estate Loans To Unsecured Notes Payable [Member] | Investments In Real Estate Loans [Member] | Beginning of Period [Member] | Fair Value, Inputs, Level 3 [Member]
Purchase and additions of assets
Transfers out of Level 3				(3,940,000)
Transfer of Real Estate Loans to Real Estate Held for Sale [Member] | Investments In Real Estate Loans [Member] | Beginning of Period [Member] | Fair Value, Inputs, Level 3 [Member]
Purchase and additions of assets
Transfers out of Level 3				(2,896,000)
Investments In Real Estate Loans [Member] | Beginning of Period [Member] | Fair Value, Inputs, Level 3 [Member]
Balance				26,624,000	26,624,000
Increase in allowance for loan losses				(967,000)
Purchase and additions of assets
Collections and settlements of principal and sales of investment in real estate loans				(4,276,000)
New mortgage loans and mortgage loans acquired				8,215,000
New mortgage loans and mortgage loans acquired				8,215,000
Reduction of allowance on real estate loans due to loan payment				144,000
Temporary change in estimated fair value based on future cash flows				(136,000)
Investments In Real Estate Loans [Member] | End of Period [Member] | Fair Value, Inputs, Level 3 [Member]
Purchase and additions of assets
Balance		29,444,000		29,444,000
Investments In Real Estate Loans [Member] | Fair Value, Inputs, Level 3 [Member]
Balance			30,646,000
Increase in allowance for loan losses			815,000
Purchase and additions of assets
Transfers out of Level 3			1,705,000
New mortgage loans and mortgage loans acquired			20,285,000
New mortgage loans and mortgage loans acquired			20,285,000
Temporary change in estimated fair value based on future cash flows			1,231,000
Balance	27,240,000		27,240,000
Assets Under Secured Borrowings [Member] | Beginning of Period [Member] | Fair Value, Inputs, Level 3 [Member]
Balance				1,320,000	1,320,000
Purchase and additions of assets
New mortgage loans and mortgage loans acquired				(1,320,000)
New mortgage loans and mortgage loans acquired				$ (1,320,000)